Sound Point Floating Rate Income Fund
1185 Avenue of the Americas, 36th Floor
New York, New York 10036
(212) 895-2260

November 15, 2012

VIA EDGAR

Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, D.C. 20549

Re:	Sound Point Floating Rate Income Fund
Registration Statement on Form N-2

Ladies and Gentlemen:

Electronically transmitted herewith for filing on behalf of Sound Point Floating Rate Income Fund (the “Trust”) is an initial registration statement on Form N-2 (the “Registration Statement”) under the Investment Company Act of 1940, as amended, relating to the private offering of common shares of the Trust.

Please call the undersigned at (212) 895-2260 with any questions relating to the filings.

Sincerely,

By: /s/ Kevin Gerlitz

Kevin Gerliz
Trustee, Treasurer and Secretary